Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2022
Condensed Financial Information of the Parent Company [Abstract]
Schedule of condensed balance sheets
	September 30,	September 30,
	2022	2021
ASSETS
ASSETS:
Cash	$5,162	$-
Due from a related party	2,287	12,845
TOTAL CURRENT ASSETS	7,449	12,845

Investments in subsidiaries	8,784,925	-
TOTAL ASSETS	$8,792,374	$12,845

LIABILITIES
Due to subsidiaries, net	$-	$7,566,778
TOTAL LIABILITIES	$-	$7,566,778

EQUITY (DEFICIT):
Ordinary shares, 100,000,000 shares authorized, consisting of 90,000,000 Class A ordinary shares of $0.0005 par value per share and 10,000,000 Class B ordinary shares of $0.0005 par value per share, 14,325,491 and 8,970,000 Class A ordinary shares issued and outstanding at September 30, 2022 and 2021, respectively; 4,030,000 Class B ordinary shares issued and outstanding at September 30, 2022 and 2021*
Class A ordinary shares	$7,163	$4,485
Class B ordinary shares	2,015	2,015
Additional paid in capital	17,643,391	19,145
Statutory reserves	964,363	857,370
Accumulated deficits	(9,006,610)	(6,760,297)
Accumulated other comprehensive loss	(817,948)	(1,676,651)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	8,792,374	(7,553,933)

TOTAL LIABILITIES AND EQUITY (DEFICIT)	$8,792,374	$12,845

*	Shares and per share data are presented on a retroactive basis to reflect the recapitalization on December 5, 2020, April 24, 2021 and September 30, 2021.

Schedule of comprehensive incme loss
	For the Years Ended September 30,
	2022	2021	2020

Equity in (loss) earnings of subsidiaries	$(2,134,752)	$1,978,553	$42,011
General and administration expenses and others	(4,568)	-	-
NET (LOSS) INCOME	(2,139,320)	1,978,553	42,011

OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment	858,703	(396,536)	(334,188)
COMPREHENSIVE (LOSS) INCOME	$(1,280,617)	$1,582,017	$(292,177)

Schedule of cash flows
	For the Years Ended September 30,
	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(2,139,320)	$1,978,553	$42,011
Adjustments to reconcile net income to net cash used in operating activities:
Equity in (loss) earnings of subsidiaries	2,134,752	(1,978,553)	(42,011)
NET CASH USED IN OPERATING ACTIVITIES	(4,568)	-	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Loan to subsidiaries	(18,124,364)	-	-
NET CASH USED IN INVESTING ACTIVITIES	(18,124,364)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering	18,275,182	-	-
Payment for issuance costs	(151,646)	-	-
Advance from related party	10,558	-	-
NET CASH PROVIEDED BY FINANCING ACTIVITIES	18,134,094	-	-

CHANGES IN CASH	5,162	-	-
CASH, BEGINNING OF YEAR	-	-	-
CASH, END OF YEAR	$5,162	$-	$-